Nature of Business and Summary of Significant Accounting Policies - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) Segment Reporting_unit	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Nature Of Operations And Significant Accounting Policies [Line Items]
Number of operating segment | Segment	1
Number of reporting unit | Reporting_unit	1
Deferred offering costs		$ 1,839
Advertising costs	$ 1,935	$ 1,903	$ 1,312
Software
Nature Of Operations And Significant Accounting Policies [Line Items]
Estimated useful lives	3 years
Minimum | Furniture, fixtures and equipment
Nature Of Operations And Significant Accounting Policies [Line Items]
Estimated useful lives	5 years
Maximum | Furniture, fixtures and equipment
Nature Of Operations And Significant Accounting Policies [Line Items]
Estimated useful lives	10 years